UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801

with a copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	800-267-7400

Date of fiscal year end:	March 31st

Date of reporting period:	July 1, 2017 to June 30, 2018

Item 1. Proxy Voting Record.

Perkins Discovery Fund

ANTARES PHARMA, INC.	Agenda Number:	934798793

Security:	036642106	Meeting Type:	Annual
Ticker:	ATRS	Meeting Date:	08-Jun-2018
ISIN:	US0366421065

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Anton G. Gueth	Mgmt	For	For
	Robert P. Roche, Jr.	Mgmt	For	For

2.	To hold a non-binding, advisory vote to approve our	Mgmt	For	For
named executive officer compensation as disclosed in
our proxy statement.

3.	To ratify the appointment of KPMG LLP as our	Mgmt	For	For
independent registered public accounting firm for our
fiscal year ending December 31, 2018.

ATRICURE, INC.	Agenda Number:	934768081

Security:	04963C209	Meeting Type:	Annual
Ticker:	ATRC	Meeting Date:	22-May-2018
ISIN:	US04963C2098

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management
1.	DIRECTOR
	Michael H. Carrel	Mgmt	For	For
	Mark A. Collar	Mgmt	For	For
	Scott W. Drake	Mgmt	For	For
	Regina E. Groves	Mgmt	For	For
	B. Kristine Johnson	Mgmt	For	For
	Mark R. Lanning	Mgmt	For	For
	Sven A. Wehrwein	Mgmt	For	For
	Robert S. White	Mgmt	For	For

2.	Proposal to ratify the appointment of Deloitte &	Mgmt	For	For
Touche LLP as independent registered public accounting
firm of the Company for the year ending December 31,
2018.

3.	Advisory vote on the compensation of our named	Mgmt	For	For
executive officers as disclosed in the proxy statement
for the 2018 Annual Meeting.

4.	Proposal to amend the AtriCure, Inc. 2014 Stock	Mgmt	For	For
Incentive Plan to increase the number of authorized
shares by 850,000 and amend the provisions of
non-employee director equity grants.

5.	Proposal to approve the AtriCure, Inc. 2018 Employee	Mgmt	For	For

AXOGEN INC	Agenda Number:	934764336

Security:	05463X106	Meeting Type:	Annual
Ticker:	AXGN	Meeting Date:	14-May-2018
ISIN:	US05463X1063

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Gregory G. Freitag	Mgmt	For	For
	Mark Gold, M.D.	Mgmt	For	For
	Jamie M. Grooms	Mgmt	For	For
	Guido J. Neels	Mgmt	For	For
	Robert J. Rudelius	Mgmt	For	For
	Amy Wendell	Mgmt	For	For
	Karen Zaderej	Mgmt	For	For

2.	To approve amendment and restatement of the Amended	Mgmt	For	For
and Restated Articles of Incorporation to change the
Company’s registered office of incorporation in
Minnesota to Corporation Service Company, 2345 Rice
Street, Roseville, MN 55113 and to increase the
authorized shares of Common Stock of the Company from
50,000,000 to 100,000,000.

3.	To ratify the selection of Deloitte & Touche LLP as	Mgmt	For	For
our independent registered public accounting firm for
the year ending December 31, 2018.

BIOSCRIP, INC.	Agenda Number:	934780683

Security:	09069N108	Meeting Type:	Annual
Ticker:	BIOS	Meeting Date:	03-May-2018
ISIN:	US09069N1081

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Daniel E. Greenleaf	Mgmt	For	For
	Michael G. Bronfein	Mgmt	For	For
	David W. Golding	Mgmt	For	For
	Michael Goldstein	Mgmt	For	For
	Steven Neumann	Mgmt	For	For
	R. Carter Pate	Mgmt	For	For

2.	Ratification of the appointment of KPMG LLP as the	Mgmt	For	For
Company’s independent registered public accounting
firm for the fiscal year ending December 31, 2018.

3.	Approval of the BioScrip, Inc. 2018 Equity Executive	Mgmt	For	For
Plan.

4.	Approval of an Amendment to the BioScrip, Inc.	Mgmt	For	For
Employee Stock Purchase Plan.

5.	Advisory vote to approve the Company’s executive	Mgmt	For	For
compensation.

BIOTELEMETRY, INC.	Agenda Number:	934752393

Security:	090672106	Meeting Type:	Annual
Ticker:	BEAT	Meeting Date:	03-May-2018
ISIN:	US0906721065

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.1	Election of Class II Director: Anthony J. Conti	Mgmt	For	For

1.2	Election of Class II Director: Kirk E. Gorman	Mgmt	For	For

2.	Advisory resolution to approve of the compensation of	Mgmt	For	For
our named executive officers.

3.	Ratification of the appointment of Ernst & Young LLP	Mgmt	For	For
as the Company’s independent registered public
accounting firm for the year ending December 31, 2018.

CARDIOVASCULAR SYSTEMS, INC.	Agenda Number:	934684552

Security:	141619106	Meeting Type:	Annual
Ticker:	CSII	Meeting Date:	15-Nov-2017
ISIN:	US1416191062

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1A.	ELECTION OF DIRECTOR: MARTHA GOLDBERG ARONSON	Mgmt	For	For

1B.	ELECTION OF DIRECTOR: WILLIAM E. COHN, M.D.	Mgmt	For	For

2.	TO APPROVE THE 2017 EQUITY INCENTIVE PLAN.	Mgmt	For	For

3.	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS	Mgmt	For	For
LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING JUNE
30, 2018.

4.	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION	Mgmt	For	For
PAID TO OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN
THE PROXY STATEMENT.

5.	TO DETERMINE, ON AN ADVISORY BASIS, WHETHER THE	Mgmt	1 Year	For
PREFERRED FREQUENCY OF THE STOCKHOLDER ADVISORY VOTE
ON THE EXECUTIVE COMPENSATION OF THE COMPANY’S NAMED
EXECUTIVE OFFICERS AS SET FORTH IN THE COMPANY’S PROXY
STATEMENT SHOULD BE EVERY YEAR, EVERY TWO YEARS OR
EVERY THREE YEARS.

CRAFT BREW ALLIANCE, INC.	Agenda Number:	934785063

Security:	224122101	Meeting Type:	Annual
Ticker:	BREW	Meeting Date:	16-May-2018
ISIN:	US2241221017

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Timothy P. Boyle	Mgmt	For	For
	Marc J. Cramer	Mgmt	For	For
	Paul D. Davis	Mgmt	For	For
	Kevin R. Kelly	Mgmt	For	For
	David R. Lord	Mgmt	For	For
	Nickolas A. Mills	Mgmt	For	For
	Michael R. Taylor	Mgmt	For	For
	Jacqueline S. Woodward	Mgmt	For	For

2.	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED	Mgmt	For	For
PUBLIC ACCOUNTING FIRM.

3.	ADVISORY VOTE ON APPROVAL OF NAMED EXECUTIVE OFFICER	Mgmt	For	For
COMPENSATION.

4.	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY	Mgmt	1 Year	For
SHAREHOLDER VOTE ON OUR NAMED EXECUTIVE OFFICER
COMPENSATION.

DEPOMED, INC.	Agenda Number:	934660576

Security:	249908104	Meeting Type:	Annual
Ticker:	DEPO	Meeting Date:	15-Aug-2017
ISIN:	US2499081048

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.1	ELECTION OF DIRECTOR: JAMES. P. FOGARTY	Mgmt	For	For

1.2	ELECTION OF DIRECTOR: KAREN A. DAWES	Mgmt	For	For

1.3	ELECTION OF DIRECTOR: ARTHUR J. HIGGINS	Mgmt	For	For

1.4	ELECTION OF DIRECTOR: LOUIS J. LAVIGNE, JR.	Mgmt	For	For

1.5	ELECTION OF DIRECTOR: WILLIAM T. MCKEE	Mgmt	For	For

1.6	ELECTION OF DIRECTOR: PETER D. STAPLE	Mgmt	For	For

1.7	ELECTION OF DIRECTOR: JAMES L. TYREE	Mgmt	For	For

2.	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF	Mgmt	For	For
THE COMPANY’S NAMED EXECUTIVE OFFICERS.

3.	TO INDICATE, ON AN ADVISORY BASIS, THE PREFERRED	Mgmt	1 Year	For
FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF
THE COMPANY’S NAMED EXECUTIVE OFFICERS.

4.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE	Mgmt	For	For
COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.

DEPOMED, INC.	Agenda Number:	934769792

Security:	249908104	Meeting Type:	Annual
Ticker:	DEPO	Meeting Date:	08-May-2018
ISIN:	US2499081048

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.1	Election of Director: James P. Fogarty	Mgmt	For	For

1.2	Election of Director: Karen A. Dawes	Mgmt	For	For

1.3	Election of Director: Arthur J. Higgins	Mgmt	For	For

1.4	Election of Director: Louis J. Lavigne, Jr.	Mgmt	For	For

1.5	Election of Director: William T. McKee	Mgmt	For	For

1.6	Election of Director: Peter D. Staple	Mgmt	For	For

1.7	Election of Director: James L. Tyree	Mgmt	For	For

2.	To approve an increase in the number of shares	Mgmt	For	For
available for issuance under the Company’s Amended and
Restated 2014 Omnibus Incentive Plan.

3.	To approve a proposed change in corporate domicile	Mgmt	For	For
from California to Delaware.

4.	To approve a proposed change in the Company’s name.	Mgmt	For	For

5.	To approve, on an advisory basis, the compensation of	Mgmt	For	For
the Company’s named executive officers.

6.	To ratify the appointment of Ernst & Young LLP as the	Mgmt	For	For
Company’s independent registered public accounting
firm for 2018.

7.	To vote on a shareholder proposal, if properly	Shr	Against	For
presented at the Annual Meeting, requesting that the
Board of Directors prepare a report related to the
monitoring and management of certain financial and
reputational risks.

DIGITAL TURBINE, INC.	Agenda Number:	934716006

Security:	25400W102	Meeting Type:	Annual
Ticker:	APPS	Meeting Date:	19-Jan-2018
ISIN:	US25400W1027

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Robert Deutschman	Mgmt	For	For
	Mohan Gyani	Mgmt	For	For
	Jeffrey Karish	Mgmt	For	For
	Christopher Rogers	Mgmt	For	For
	Paul Schaeffer	Mgmt	For	For
	William G. Stone III	Mgmt	For	For

2.	To approve, in a non-binding advisory vote, the	Mgmt	For	For
compensation of the Company’s named executive
officers, commonly referred to as “say-on-pay.”

3.	To approve issuance of shares of the common stock of	Mgmt	For	For
Digital Turbine, Inc. issuable upon the conversion of
8.75% convertible senior notes due 2020 and exercise
of warrants issued in a private placement transaction
in September 2016, as amended and supplemented in
January and May 2017, in accordance with Nasdaq
Marketplace Rules 5635(b) and 5635(d).

4.	To ratify the selection of SingerLewak LLP as the	Mgmt	For	For
Company’s independent registered public accounting
firm of for the fiscal year ending March 31, 2018.

EPLUS INC.	Agenda Number:	934662708

Security:	294268107	Meeting Type:	Annual
Ticker:	PLUS	Meeting Date:	12-Sep-2017
ISIN:	US2942681071

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	PHILLIP G. NORTON	Mgmt	For	For
	BRUCE M. BOWEN	Mgmt	For	For
	C. THOMAS FAULDERS, III	Mgmt	For	For
	TERRENCE O’DONNELL	Mgmt	For	For
	LAWRENCE S. HERMAN	Mgmt	For	For
	IRA A. HUNT, III	Mgmt	For	For
	JOHN E. CALLIES	Mgmt	For	For
	ERIC D. HOVDE	Mgmt	For	For

2.	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION	Mgmt	For	For
AS DISCLOSED IN THE PROXY STATEMENT.

3.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY	Mgmt	1 Year	For
VOTES TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4.	PROPOSAL TO RATIFY THE SELECTION OF DELOITTE & TOUCHE,	Mgmt	For	For
LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR FISCAL YEAR 2018.

5.	TO APPROVE THE 2017 NON-EMPLOYEE DIRECTOR LONG-TERM	Mgmt	For	For
INCENTIVE PLAN.

FLUIDIGM CORPORATION	Agenda Number:	934814686

Security:	34385P108	Meeting Type:	Annual
Ticker:	FLDM	Meeting Date:	31-May-2018
ISIN:	US34385P1084

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Gerhard F. Burbach	Mgmt	For	For
	Carlos Paya	Mgmt	For	For

2.	To approve our executive compensation program for the	Mgmt	For	For
year ended December 31, 2017, on an advisory
(non-binding) basis.

3.	To ratify the appointment of PricewaterhouseCoopers	Mgmt	For	For
LLP as our independent registered public accounting
firm for the year ending December 31, 2018.

INNERWORKINGS, INC.	Agenda Number:	934790242

Security:	45773Y105	Meeting Type:	Annual
Ticker:	INWK	Meeting Date:	31-May-2018
ISIN:	US45773Y1055

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1A.	Election of Director: Eric D Belcher	Mgmt	For	For

1B.	Election of Director: Jack M Greenberg	Mgmt	For	For

1C.	Election of Director: Richard S Stoddart	Mgmt	For	For

1D.	Election of Director: Charles K Bobrinskoy	Mgmt	For	For

1E.	Election of Director: David Fisher	Mgmt	For	For

1F.	Election of Director: J Patrick Gallagher Jr	Mgmt	For	For

1G.	Election of Director: Julie M Howard	Mgmt	For	For

1H.	Election of Director: Linda S Wolf	Mgmt	For	For

2.	Approve, on an advisory, non-binding basis, the	Mgmt	For	For
compensation of the Company’s named executive
officers.

3.	Approve the amended and restated 2006 Stock Incentive	Mgmt	For	For
Plan.

4.	Ratify the appointment of Ernst & Young LLP as the	Mgmt	For	For
independent registered public accounting firm for the
fiscal year ending December 31, 2018.

INVUITY, INC.	Agenda Number:	934810094

Security:	46187J205	Meeting Type:	Annual
Ticker:	IVTY	Meeting Date:	11-Jun-2018
ISIN:	US46187J2050

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	William Burke	Mgmt	For	For
	Randall Lipps	Mgmt	For	For

2.	Ratification of the appointment of	Mgmt	For	For
PricewaterhouseCoopers LLP as our independent
registered public accounting firm for the fiscal year
ending December 31, 2018.

IRIDEX CORPORATION	Agenda Number:	934812935

Security:	462684101	Meeting Type:	Annual
Ticker:	IRIX	Meeting Date:	13-Jun-2018
ISIN:	US4626841013

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.1	Election of Director: William M. Moore	Mgmt	For	For

1.2	Election of Director: David I. Bruce	Mgmt	For	For

1.3	Election of Director: Sanford Fitch	Mgmt	For	For

1.4	Election of Director: Ruediger Naumann-Etienne	Mgmt	For	For

1.5	Election of Director: Ann D. Rhoads	Mgmt	For	For

1.6	Election of Director: Maria Sainz	Mgmt	For	For

2.	To ratify the appointment of BPM LLP as the	Mgmt	For	For
independent registered public accounting firm of the
Company for the fiscal year ending December 29, 2018.

3.	To approve, on a non-binding advisory basis, the	Mgmt	For	For
compensation of our named executive officers as
described in the proxy statement.

4.	To approve the amended and restated 2008 Equity	Mgmt	For	For
Incentive Plan.

LIQTECH INTERNATIONAL, INC.	Agenda Number:	934690985

Security:	53632A102	Meeting Type:	Annual
Ticker:	LIQT	Meeting Date:	07-Nov-2017
ISIN:	US53632A1025

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	ALDO PETERSEN	Mgmt	For	For
	ALEXANDER J. BUEHLER	Mgmt	For	For
	MARK VERNON	Mgmt	For	For
	PEYTON BOSWELL	Mgmt	For	For
	SUNE MATHIESEN	Mgmt	For	For

2.	RATIFICATION OF GREGORY & ASSOCIATES, LLC AS	Mgmt	For	For
INDEPENDENT AUDITOR FOR LIQTECH INTERNATIONAL, INC.
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.

NEOGENOMICS, INC.	Agenda Number:	934792119

Security:	64049M209	Meeting Type:	Annual
Ticker:	NEO	Meeting Date:	01-Jun-2018
ISIN:	US64049M2098

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1a.	Election of Director: Douglas M. VanOort	Mgmt	For	For

1b.	Election of Director: Steven C. Jones	Mgmt	For	For

1c.	Election of Director: Kevin C. Johnson	Mgmt	For	For

1d.	Election of Director: Raymond R. Hipp	Mgmt	For	For

1e.	Election of Director: Bruce K. Crowther	Mgmt	For	For

1f.	Election of Director: Lynn A. Tetrault	Mgmt	For	For

1g.	Election of Director: Alison L. Hannah	Mgmt	For	For

1h.	Election of Director: Stephen Kanovsky	Mgmt	For	For

2.	Amendment of the Amended and Restated Employee Stock	Mgmt	For	For
Purchase Plan.

3.	Ratification of Appointment of Independent Registered	Mgmt	For	For
Public Accounting Firm.

RING ENERGY, INC.	Agenda Number:	934706928

Security:	76680V108	Meeting Type:	Annual
Ticker:	REI	Meeting Date:	12-Dec-2017
ISIN:	US76680V1089

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	KELLY HOFFMAN	Mgmt	For	For
	DAVID A. FOWLER	Mgmt	For	For
	LLOYD T. ROCHFORD	Mgmt	For	For
	STANLEY M. MCCABE	Mgmt	For	For
	ANTHONY B. PETRELLI	Mgmt	For	For
	CLAYTON E. WOODRUM	Mgmt	For	For

2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER	Mgmt	For	For
COMPENSATION.

3.	TO RATIFY THE APPOINTMENT OF EIDE BAILLY LLP AS THE	Mgmt	For	For
COMPANY’S AUDITORS FOR 2017

SRC ENERGY INC.	Agenda Number:	934771901

Security:	78470V108	Meeting Type:	Annual
Ticker:	SRCI	Meeting Date:	18-May-2018
ISIN:	US78470V1089

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR

	Lynn A. Peterson	Mgmt	For	For
	Jack N. Aydin	Mgmt	For	For
	Daniel E. Kelly	Mgmt	For	For
	Paul J. Korus	Mgmt	For	For
	Raymond E. McElhaney	Mgmt	For	For
	Jennifer S. Zucker	Mgmt	For	For

2.	To approve the amendment of the Company’s Restated	Mgmt	For	For
Articles of Incorporation to increase the number of
authorized shares of common stock from 300,000,000 to
400,000,000.

3.	To approve an amendment of the 2015 Equity Incentive	Mgmt	For	For
Plan to, among other things, increase the number of
shares.

4.	To approve a non-binding advisory resolution regarding	Mgmt	For	For
the compensation of named executive officers
(“say-on-pay”).

5.	To approve a non-binding advisory vote on how often to	Mgmt	1 Year	For
include a say-on-pay vote in proxy materials.

6.	To ratify the appointment of Deloitte & Touche LLP as	Mgmt	For	For
the Company’s independent registered accounting firm
for the fiscal year ending December 31,2018.

U.S. PHYSICAL THERAPY, INC.	Agenda Number:	934670933

Security:	90337L108	Meeting Type:	Annual
Ticker:	USPH	Meeting Date:	03-Oct-2017
ISIN:	US90337L1089

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	JERALD L. PULLINS	Mgmt	For	For
	CHRISTOPHER J. READING	Mgmt	For	For
	LAWRANCE W. MCAFEE	Mgmt	For	For
	MARK J. BROOKNER	Mgmt	For	For
	HARRY S. CHAPMAN	Mgmt	For	For
	BERNARD A. HARRIS	Mgmt	For	For
	EDWARD L. KUNTZ	Mgmt	For	For
	REGINALD E. SWANSON	Mgmt	For	For
	CLAYTON K. TRIER	Mgmt	For	For

2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER	Mgmt	For	For
COMPENSATION.

3.	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP	Mgmt	For	For
AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR 2017.

4.	RECOMMENDATION, BY NON-BINDING VOTE,OF THE FREQUENCY	Mgmt	1 Year	For
OF NON-BINDING EXECUTIVE COMPENSATION VOTES.

USA TECHNOLOGIES, INC.	Agenda Number:	934771850

Security:	90328S500	Meeting Type:	Annual
Ticker:	USAT	Meeting Date:	26-Apr-2018
ISIN:	US90328S5001

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Steven D. Barnhart	Mgmt	For	For
	Joel Brooks	Mgmt	For	For
	Stephen P. Herbert	Mgmt	For	For
	Robert L. Metzger	Mgmt	For	For
	Albin F. Moschner	Mgmt	For	For
	William J. Reilly, Jr.	Mgmt	For	For
	William J. Schoch	Mgmt	For	For

2.	Ratification of the appointment of RSM US LLP as the	Mgmt	For	For
independent registered public accounting firm of the
Company for fiscal year ending June 30, 2018.

3.	Approval of the 2018 Equity Incentive Plan.	Mgmt	For	For

4.	Advisory vote on named executive officer compensation.	Mgmt	For	For

VERICEL CORPORATION	Agenda Number:	934750159

Security:	92346J108	Meeting Type:	Annual
Ticker:	VCEL	Meeting Date:	02-May-2018
ISIN:	US92346J1088

Prop. #	Proposal	Proposal	Proposal Vote	For/Against
		Type		Management

1.	DIRECTOR
	Robert L. Zerbe	Mgmt	For	For
	Alan L. Rubino	Mgmt	For	For
	Heidi Hagen	Mgmt	For	For
	Steven Gilman	Mgmt	For	For
	Kevin McLaughlin	Mgmt	For	For
	Paul Wotton	Mgmt	For	For
	Dominick C. Colangelo	Mgmt	For	For

2.	To ratify the appointment of PricewaterhouseCoopers	Mgmt	For	For
LLP as Vericel Corporation’s Independent Registered
Public Accounting firm for the fiscal year ending
December 31, 2018.

3.	To approve on an advisory basis, the frequency of	Mgmt	1 Year	For
future named executive officer compensation advisory
votes.

4.	To approve, on an advisory basis, the compensation of	Mgmt	For	For
Vericel Corporation’s named executive officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust
(Registrant)

By     /s/  David A. Bogaert
Name:   David A. Bogaert
Title:        President

Date:   August 27, 2018